Fair Value of Financial Instruments - Summary of Changes in Carrying Value of Estimated Contingent Consideration (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Business Acquisition, Contingent Consideration [Line Items]
Beginning of the period	$ 6,120	$ 4,986	$ 4,986
End of the period			6,120
Beginning of the period	47,649	85,977	85,977
Fair value of acquisitions	17,210
Payments	(14,074)	(46,485)
Note issuance for settlements	(6,194)
Changes in fair value	4,162	7,779
Foreign exchange translation effects	(600)	(1,188)
End of the period	48,153	46,083	47,649
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Business Acquisition, Contingent Consideration [Line Items]
Beginning of the period	$ 6,120	$ 4,986	4,986
Changes in fair value			1,134
End of the period			$ 6,120